PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
Property and equipment, net consists of the following:

	US dollars
	December 31,
(in thousands)	2017	2016
Cost :
Operating equipment (*)	52,096	48,598
Office furniture, equipment and computers	33,913	26,992
Land	1,022	1,022
Buildings	2,205	1,888
Vehicles	6,799	4,924
Leasehold improvements	5,780	4,176
	101,815	87,600
Less – accumulated depreciation and amortization (**)	(62,768)	(51,956)
Total property and equipment, net	39,047	35,644

(*)	As December 31, 2017 and 2016, an amount of US$ 30.4million and US$ 28.6 million is subject to operating lease transactions, respectively.

(**)	As at December 31, 2017 and 2016, an amount of US$ 15.9 million and US$ 12.5 million is subject to operating lease transactions, respectively.